Related Parties (Tables)	12 Months Ended
Jun. 30, 2026
Related Party [Abstract]
Disclosure of Directors Remuneration and Directors and Prescribed Officers Who Own Shares in Harmony	The directors' remuneration, comprising amounts paid during the year, is as follows:

	SA Rand
Figures in million	Executive directors	Non-executive directors
2026
Salaries	28	—
Retirement contributions	4	—
Bonuses	27	—
Exercise/settlement of share options	36	—
Directors' fees	—	18
Total	95	18
2025
Salaries	39	—
Retirement contributions	4	—
Bonuses	25	—
Exercise/settlement of share options	87	—
Directors' fees	—	17
Total	155	17
At year-end, the following directors and prescribed officers owned shares in Harmony for their direct benefit. The balance of shares held is attributable to shares held privately and in terms of the minimum shareholding requirement as set out in our remuneration policy:

Number of shares
Name of director/prescribed officer	2026	2025
Directors
Beyers Nel[1]	146 502	111 869
Boipelo Lekubo	127 152	86 985
Harry Mashego	95 936	85 164
Prescribed officers
Anton Buthelezi	48 700	27 934
Marian van der Walt	93 626	68 107
Johannes van Heerden	114 017	112 436
Urishanie Govender[2]	—	—
Floyd Masemula[3]	—	—
Jaco Boshoff[3]	—	—
[1]Became executive director effective 1 January 2025.
[2] Classified as prescribed officer effective 1 October 2024.
[3] Classified as prescribed officer effective 1 January 2025.
There were no other changes to the directors' interest between the reporting date and the date of the approval of the financial statements other than indicated above.
35Related parties continued

Disclosure of Transactions with Related Parties

	SA Rand
Figures in million	2026	2025
Sales and services rendered to related parties
Joint operations	8	7
Total	8	7

	SA Rand
Figures in million	2026	2025
Purchases and services acquired from related parties
Associates	74	78
Total	74	78